Shareholders' Equity (deficit) (Details) - Schedule of share consolidation (Parentheticals)	Dec. 31, 2021 shares
Common Shares Held In Treasury [Member]
Shareholders' Equity (deficit) (Details) - Schedule of share consolidation (Parentheticals) [Line Items]
Common shares following the resignation of a co-founder	57,756